LONG-TERM LOAN (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
LONG-TERM LOAN
Long-term borrowings	$ 8,405,830
Less: current portion	(2,591,659)	$ (867,772)
Total long-term loan	5,814,171	3,442,526
Financial liabilities
LONG-TERM LOAN
Long-term borrowings	2,961,430	1,570,298
Less: current portion	(2,033,259)	(867,772)
Total long-term loan	928,171	702,526
Bank borrowings
LONG-TERM LOAN
Long-term borrowings	5,444,400	$ 2,740,000
Less: current portion	(558,400)
Total long-term loan	$ 4,886,000